Revenues	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenues [Text Block]

22) Revenues

	Year ended
	December 31, 2023	December 31, 2022
V2O5 revenues
Produced products	$115,534	$123,529
Purchased products	9,028	3,184
	124,562	126,713
V2O3 revenues
Produced products	$13,788	$8,534
Purchased products	1,155	962
	14,943	9,496
FeV revenues
Produced products	$57,686	$71,025
Purchased products	1,386	22,017
	59,072	93,042

Vanadium sales from contracts with customers	$198,577	$229,251
Iron ore sales from contracts with customers	107	-
	$198,684	$229,251

In the year ended December 31, 2023, the Company's revenues were from transactions with multiple customers, including two customers who each represented more than 10% of revenues. Total revenues with each of these two customers were $54,768 (included in the Sales & trading segment) and $23,621 (included across both the Sales & trading and Mine properties segments).

The Company's V2O3 revenues were predominantly from transactions with one customer, with V2O5 revenues including four customers who each represented more than 10% of V2O5 revenues and FeV revenues including two customers who each represented more than 10% of FeV revenues.

In the year ended December 31, 2022, the Company's revenues include transactions with one customer who represented more than 10% of revenues, with revenues of $32,825 included in the Sales & trading segment. The Company's V2O3 revenues in that period were predominantly from one customer, with V2O5 revenues including four customers who each represented more than 10% of V2O5 revenues and FeV revenues including two customers who each represented more than 10% of FeV revenues.